CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total comprehensive income	$ 37,098	$ (50,645)	$ 14,708
Accumulated Deficit [Member]
Total comprehensive income	37,098	(50,645)	14,708
Total Controlling Stockholders' Equity [Member]
Total comprehensive income	37,098	(50,645)	14,708
Noncontrolling Interest [Member]
Total comprehensive income		$ (50,645)